RECEIVABLES (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RECEIVABLES
Input Tax Recoverable	$ 79,036	$ 73,804	$ 20,741
Trade Receivable	0	1,961	195,433
Subscriptions Receivable	0	0	30,497
Total	$ 79,036	$ 75,765	$ 246,671